Leases - Schedule of Leases (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Assets
Operating lease assets	$ 19		$ 137	$ 792
Total leased assets	19		137	792
Liabilities
Current - Operating	21		155	852
Noncurrent - Operating			0	155
Total leased liabilities	21		155	1,007
Lease Cost
Net lease cost	$ (21)	$ 147	$ 316	$ 326
Lease Term and Discount Rate
Weighted-average remaining lease term (years)	6 months		7 months 6 days	2 years 3 months 18 days
Weighted-average discount rate	6.50%		6.50%	6.00%
SG&A and R&D Expenses [Member]
Lease Cost
Operating lease cost		265	$ 850	$ 763
Short term lease cost			13	13
Sublease income			$ (547)	$ (450)
SG&A Expenses [Member]
Lease Cost
Operating lease cost	$ 119
Short term lease cost	3	3
Sublease income	$ (143)	$ (121)